Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Growth Equity Series
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.73%♦
Communication Services — 8.58%
Alphabet Class A	42,006	$ 6,966,695
Alphabet Class C	6,844	1,144,248
Electronic Arts	16,193	2,322,724
		10,433,667
Consumer Discretionary — 10.07%
Amazon.com †	32,596	6,073,613
Booking Holdings	405	1,705,908
Ferrari	3,844	1,807,103
Home Depot	1,376	557,555
LVMH Moet Hennessy Louis Vuitton ADR	13,621	2,092,322
		12,236,501
Consumer Staples — 2.82%
Coca-Cola	47,646	3,423,842
		3,423,842
Financials — 11.44%
Intercontinental Exchange	25,439	4,086,521
Mastercard Class A	2,136	1,054,757
MSCI	2,444	1,424,681
S&P Global	3,877	2,002,935
Visa Class A	19,403	5,334,855
		13,903,749
Healthcare — 11.68%
Cooper †	16,552	1,826,348
Danaher	12,923	3,592,853
Intuitive Surgical †	5,227	2,567,868
UnitedHealth Group	8,599	5,027,663
Veeva Systems Class A †	5,656	1,187,025
		14,201,757
Industrials — 8.48%
Broadridge Financial Solutions	9,683	2,082,135
Equifax	8,482	2,492,521
JB Hunt Transport Services	5,751	991,070
TransUnion	3,779	395,661
Verisk Analytics	3,890	1,042,364
Waste Connections	18,441	3,297,620
		10,301,371
Information Technology — 43.23%
Apple	36,912	8,600,496
Autodesk †	6,488	1,787,314
Intuit	5,870	3,645,270
Microsoft	33,337	14,344,911
Motorola Solutions	7,915	3,558,822
NVIDIA	98,900	12,010,416
Salesforce	11,345	3,105,240
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Synopsys †	1,378	$ 697,805
Taiwan Semiconductor Manufacturing ADR	10,152	1,763,098
VeriSign †	15,900	3,020,364
		52,533,736
Real Estate — 3.43%
CoStar Group †	37,720	2,845,597
Equinix	1,485	1,318,130
		4,163,727
Total Common Stocks (cost $78,785,039)		121,198,350

Short-Term Investments — 0.36%
Money Market Mutual Funds — 0.36%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	110,268	110,268
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	110,268	110,268
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	110,268	110,268
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	110,267	110,267
Total Short-Term Investments (cost $441,071)		441,071

Total Value of Securities—100.09% (cost $79,226,110)		121,639,421
Liabilities Net of Receivables and Other Assets—(0.09%)		(109,764)
Net Assets Applicable to 6,653,550 Shares Outstanding—100.00%		$121,529,657
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
NQ-FL3 [0924] 1124 (4017812)    1